Related Party Transactions (Detail) - USD ($)				1 Months Ended			12 Months Ended
	Oct. 10, 2014	Sep. 03, 2014	Dec. 27, 2012	Aug. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Capital contribution received	$ 55,000,000						$ 100,407,000	$ 0	$ 32,300,000
Dividend paid to stockholders		$ 50,000,000					0	0	50,000,000
Additional expenses incurred for other related-party transactions							4,200,000	2,500,000	3,100,000
Accrued expenses and other current liabilities							34,265,000	35,573,000
Non-cash loss on settlement of Merger-related escrow						$ 12,200,000	0	(12,200,000)	0
Prepaid expenses and other current assets							400,000	200,000
Additions							9,337,000
Proceeds from contributed capital				$ 30,600,000	$ 69,800,000		100,407,000		32,300,000
Share-based compensation							$ 3,868,000	3,121,000	1,936,000
Expected repayment period							1 year
Amounts due from employees							$ 300,000	300,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities							2,500,000	1,700,000
APX Group, Inc.
Related Party Transaction [Line Items]
Dividend paid to stockholders		$ 50,000,000
Solar
Related Party Transaction [Line Items]
Sublease and other administrative expenses							4,600,000	7,100,000	8,500,000
Other expenses							$ 200,000	1,900,000
Line of credit, financing receivable, maximum borrowing capacity			$ 20,000,000
Interest on outstanding balance			7.50%
Non-competition agreement, term			3 years
Product development and supply agreement term			3 years
Product development and supply agreement renewal term			1 year
Marketing and Customer Relations Agreement, pilot program term							3 months
Blackstone Management Partners L.L.C.
Related Party Transaction [Line Items]
Transaction fees paid							$ 20,000,000
Prepaid expenses and other current assets							3,700,000	3,600,000	3,200,000
Fee paid for support services by BMP to Company							1,500,000
Blackstone Management Partners L.L.C. | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum							2,700,000
General and administrative expenses
Related Party Transaction [Line Items]
Share-based compensation							3,927,000	$ 2,472,000	$ 1,688,000
General and administrative expenses | Executive Officer
Related Party Transaction [Line Items]
Share-based compensation							2,200,000
8.75% Senior Notes Due 2020 | Senior Notes
Related Party Transaction [Line Items]
Additions							0
8.75% Senior Notes Due 2020 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Additions							600,000
7.875% Senior Secured Notes Due 2022 | Senior Notes
Related Party Transaction [Line Items]
Additions							9,337,000
7.875% Senior Secured Notes Due 2022 | Senior Notes | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Additions							$ 500,000